S000051601 [Member] Investment Strategy - SFT Equity Stabilization Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	SFT Equity Stabilization Fund: Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in other funds or directly in underlying securities while using hedging techniques to manage portfolio risk and volatility. Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities. Equity securities include those that are equity-based, such as ETFs that invest primarily in U.S. and foreign equity securities. The Fund may invest in equity securities issued by, that invest in, or that derive their value from companies of any size or market capitalization. On average, the Fund aims to invest approximately 30% of its assets in ETFs or other securities that directly invest some of their assets in foreign securities, primarily from issuers in developed countries. The Fund also invests a portion of its assets in cash or cash equivalent debt instruments. The fund may at times invest significantly in certain sectors.
As market conditions change, the Fund’s effective equity exposure will change in an effort to manage overall Fund volatility, with a minimum effective equity exposure of 10% and a maximum effective equity exposure of 100% of the Fund’s total asset value. For the purposes of this Fund, “effective equity exposure” means the Fund’s equity investments plus any increase or reduction in exposure to equity markets due to the Fund’s investments in S&P 500® futures contracts or other derivatives. The Fund seeks to manage its effective equity exposure and its overall volatility by investing primarily in S&P 500® futures contracts and other derivative instruments. In periods when the Fund’s investment adviser expects higher volatility in the equity market, as measured by the S&P 500®, the Fund seeks to reduce its effective equity exposure and the overall volatility of its portfolio by either selling S&P 500® futures contracts (taking short positions in such contracts) or reducing its long positions in S&P 500® futures contracts. In periods when the Fund’s investment adviser expects lower volatility in the equity market, the Fund seeks to increase its effective equity exposure by purchasing S&P 500® futures contracts (taking long positions in such contracts) or reducing its short positions in S&P 500® futures contracts. Under normal market conditions, this hedging process will seek to target, over an extended period of years, an average annualized volatility in the returns of the Fund of approximately 10%. A 10% annualized volatility means that a majority of the time, annual returns should be within plus or minus 10% of expected returns. There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results, and the volatility of the Fund’s returns in any one year, or any longer period, may be higher or lower than 10%.
To achieve its equity exposure and further manage the Fund’s overall volatility, the Fund may invest long or short in options on ETFs, options on equity indexes or equity index futures, volatility index (VIX) futures, and options on VIX futures.
The use of futures contracts and other derivatives to change the Fund’s equity allocation and manage the Fund’s overall volatility has the effect of introducing leverage into the Fund’s portfolio. Leverage is introduced because the initial amount required to purchase a futures contract is small in relation to the nominal value of the contract. Despite any use of leverage, under normal circumstances the Fund’s effective equity exposure is not expected to exceed 100% of the Fund’s total asset value.
In selecting investments, the Fund’s investment adviser considers factors such as, but not limited to, the Fund’s current and anticipated asset allocation positions, security pricing, industry outlook, current and anticipated interest rates, other market and economic conditions, and issuer operations. The Fund may also engage in frequent or short-term trading of securities and derivative instruments.